Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Feb. 28, 2015 Vessel m3	Apr. 29, 2015
Newbuildings [Member]
Subsequent Event [Line Items]
Fully built-up cost	$ 2,800
Teekay LNG [Member] | Newbuildings [Member]
Subsequent Event [Line Items]
Number of vessels	4
Subsequent Events [Member] | Teekay LNG [Member] | Newbuildings [Member]
Subsequent Event [Line Items]
Volume of vessels		173,400
Fully built-up cost		225
Number of vessels		4
Subsequent Events [Member] | Teekay Offshore [Member] | 8.50% Series B Cumulative Redeemable Preferred Units [Member]
Subsequent Event [Line Items]
Preferred Units issued in public offering			5.0
Preferred Units dividend rate			8.50%
Net proceeds from public offering			$ 120.8